Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited), September 30, 2020
Templeton Global Balanced Fund
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

.
a a Industry Shares a Value
a
Common Stocks 50.3%
Belgium 0.1%
a
Galapagos NV .................. Biotechnology 6,912 $ 979,704
a
China 2.5%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 347,300 12,749,854
a,b
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 4,261,000 5,252,893
18,002,747
Denmark 1.0%
AP Moller - Maersk A/S, B .......... Marine 4,612 7,289,475
France 0.5%
a
Dassault Aviation SA .............. Aerospace & Defense 3,940 3,322,885
a
Germany 3.9%
Bayer AG ...................... Pharmaceuticals 165,602 10,214,427
Bayerische Motoren Werke AG ...... Automobiles 69,167 5,018,874
E.ON SE ....................... Multi-Utilities 752,054 8,287,685
Siemens AG .................... Industrial Conglomerates 32,308 4,079,278
27,600,264
Hong Kong 1.6%
AIA Group Ltd. .................. Insurance 1,012,600 10,065,408
Value Partners Group Ltd. .......... Capital Markets 2,306,000 989,683
11,055,091
India 1.0%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 284,246 6,756,628
Ireland 1.0%
a
Ryanair Holdings plc, ADR ......... Airlines 86,800 7,096,768
a
Japan 7.7%
Hitachi Ltd. ..................... Electronic Equipment, Instruments &
Components 232,800 7,880,241
Hosokawa Micron Corp. ........... Machinery 28,600 1,484,760
a
Japan Airlines Co. Ltd. ............ Airlines 138,300 2,578,803
Komatsu Ltd. ................... Machinery 92,300 2,026,613
Nippon Television Holdings, Inc. ..... Media 393,100 4,225,430
Seria Co. Ltd. ................... Multiline Retail 187,200 7,985,900
Sony Corp. ..................... Household Durables 29,100 2,229,649
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 187,990 5,828,718
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 257,800 9,211,909
TBS Holdings, Inc. ............... Media 276,700 4,779,594
Toyota Industries Corp. ............ Auto Components 96,200 6,089,826
54,321,443
Luxembourg 0.8%
a
ArcelorMittal SA ................. Metals & Mining 446,701 5,941,342
a
Netherlands 1.8%
NN Group NV ................... Insurance 121,945 4,569,981
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 64,500 8,050,245
12,620,226
South Africa 0.0%
a,c,d
K2016470219 South Africa Ltd., A .... Multiline Retail 32,900,733 —

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Africa (continued)
a,c,d
K2016470219 South Africa Ltd., B .... Multiline Retail 4,646,498 $ —
—
South Korea 1.4%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 198,930 9,907,142
Spain 1.5%
Amadeus IT Group SA ............ IT Services 115,027 6,386,782
b
Befesa SA, 144A, Reg S ........... Commercial Services & Supplies 104,350 4,185,583
10,572,365
Taiwan 1.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 747,000 11,251,913
United Kingdom 4.4%
Compass Group plc .............. Hotels, Restaurants & Leisure 240,147 3,607,573
Diageo plc ..................... Beverages 116,796 4,011,948
Imperial Brands plc ............... Tobacco 389,951 6,888,169
a
Informa plc ..................... Media 719,506 3,487,346
Persimmon plc .................. Household Durables 121,222 3,863,303
Prudential plc ................... Insurance 289,611 4,155,592
Travis Perkins plc ................ Trading Companies & Distributors 355,690 4,976,738
30,990,669
United States 19.5%
American Express Co. ............ Consumer Finance 42,100 4,220,525
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 57,300 12,201,462
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 4,190 7,167,749
Comcast Corp., A ................ Media 256,524 11,866,800
a
Dollar Tree, Inc. ................. Multiline Retail 112,100 10,239,214
a
EPAM Systems, Inc. .............. IT Services 30,100 9,730,728
a
F5 Networks, Inc. ................ Communications Equipment 45,000 5,524,650
Freeport-McMoRan, Inc. ........... Metals & Mining 434,900 6,801,836
Kroger Co. (The) ................. Food & Staples Retailing 207,400 7,032,934
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 32,400 6,099,948
a
LivaNova plc .................... Health Care Equipment & Supplies 103,200 4,665,672
Medtronic plc ................... Health Care Equipment & Supplies 42,100 4,375,032
Oracle Corp. .................... Software 17,610 1,051,317
Southwest Airlines Co. ............ Airlines 115,500 4,331,250
a,c,e
Turtle Bay Resort LLC ............. Hotels, Restaurants & Leisure 1,587,888 34,934
United Parcel Service, Inc., B ....... Air Freight & Logistics 46,700 7,781,621
UnitedHealth Group, Inc. ........... Health Care Providers & Services 14,380 4,483,253
Visa, Inc., A ..................... IT Services 41,300 8,258,761
Walt Disney Co. (The) ............. Entertainment 66,100 8,201,688
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 67,200 4,158,336
a
Zendesk , Inc. ................... Software 92,100 9,478,932
137,706,642
Total Common Stocks (Cost $317,971,200) .....................................
355,415,304

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
†
South Africa 0.0%
†
b,c,f
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 2,686,371 $ —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,504,000 EUR 3,669
b,c,f
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 1,112,784 5,564
9,233
Total Corporate Bonds (Cost $3,790,044) .......................................
9,233
Foreign Government and Agency Securities 21.3%
Argentina 1.5%
g,h
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 73,604,921 ARS 506,879
Index Linked, 1.2%, 3/18/22 ....... 488,293,868 ARS 3,300,797
Index Linked, 1.4%, 3/25/23 ....... 271,388,096 ARS 1,772,475
Index Linked, 1.5%, 3/25/24 ....... 271,388,106 ARS 1,667,904
h,i
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 31.641%, (ARS
BADLAR + 2%), 4/03/22 ......... 37,519,000 ARS 253,127
h
Argentina Government Bond ,
18.2%, 10/03/21 ................ 193,279,000 ARS 1,091,528
16%, 10/17/23 ................. 298,989,000 ARS 1,176,073
15.5%, 10/17/26 ................ 243,952,000 ARS 728,432
10,497,215
Brazil 2.2%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 84,037,000 BRL 15,258,542
Colombia 1.0%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 689,000,000 COP 184,381
Senior Bond, 4.375%, 3/21/23 ..... 52,000,000 COP 13,796
Senior Bond, 9.85%, 6/28/27 ...... 83,000,000 COP 27,945
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 1,382,200,000 COP 386,461
B, 10%, 7/24/24 ................ 1,738,000,000 COP 558,297
B, 7.5%, 8/26/26 ............... 19,829,000,000 COP 5,975,786
7,146,666
El Salvador 0.0%
†
b
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 86,650
Ghana 1.8%
Ghana Government Bond ,
24%, 11/23/20 ................. 7,760,000 GHS 1,366,019
24.75%, 3/01/21 ................ 110,000 GHS 19,784
16.5%, 3/22/21 ................ 50,000 GHS 8,729
24.5%, 6/21/21 ................ 600,000 GHS 109,985
24.75%, 7/19/21 ................ 6,550,000 GHS 1,204,682
18.75%, 1/24/22 ................ 4,265,000 GHS 751,954
18.25%, 7/25/22 ................ 7,580,000 GHS 1,309,780

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
19.75%, 3/25/24 ................ 6,470,000 GHS $ 1,121,734
19%, 11/02/26 ................. 25,220,000 GHS 4,210,298
19.75%, 3/15/32 ................ 18,450,000 GHS 2,977,415
13,080,380
India 0.2%
India Government Bond, 7.16%, 5/20/23 83,000,000 INR 1,193,127
Indonesia 2.0%
Indonesia Government Bond ,
FR35, Senior Bond, 12.9%, 6/15/22 . 10,168,000,000 IDR 778,932
FR43, 10.25%, 7/15/22 .......... 154,000,000 IDR 11,387
FR63, 5.625%, 5/15/23 .......... 2,150,000,000 IDR 147,076
FR46, 9.5%, 7/15/23 ............ 73,000,000,000 IDR 5,475,490
FR39, 11.75%, 8/15/23 .......... 1,616,000,000 IDR 127,950
FR70, 8.375%, 3/15/24 .......... 84,648,000,000 IDR 6,199,556
FR81, 6.5%, 6/15/25 ............ 19,036,000,000 IDR 1,321,838
14,062,229
Mexico 4.4%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 222,870,000 MXN 10,206,098
M, Senior Note, 7.25%, 12/09/21 ... 201,290,000 MXN 9,402,303
M, 6.5%, 6/09/22 ............... 196,230,000 MXN 9,163,545
M, Senior Bond, 8%, 12/07/23 ..... 32,730,000 MXN 1,624,090
M 20, 10%, 12/05/24 ............ 8,530,000 MXN 458,527
30,854,563
South Korea 7.8%
Korea Monetary Stabilization Bond,
1.18%, 8/02/21 ................ 208,000,000 KRW 179,107
Korea Treasury Bond ,
4.25%, 6/10/21 ................ 3,380,800,000 KRW 2,971,573
1.375%, 9/10/21 ................ 8,462,200,000 KRW 7,310,441
2%, 12/10/21 .................. 380,000,000 KRW 331,094
2.25%, 9/10/23 ................ 876,000,000 KRW 781,037
1.875%, 3/10/24 ................ 2,205,000,000 KRW 1,950,903
1.375%, 9/10/24 ................ 4,655,400,000 KRW 4,051,262
3%, 9/10/24 ................... 745,000,000 KRW 688,161
1.875%, 6/10/29 ................ 13,100,000,000 KRW 11,669,677
1.375%, 12/10/29 ............... 29,872,200,000 KRW 25,502,942
55,436,197
Supranational 0.4%
j
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 60,000,000 MXN 2,911,439
Total Foreign Government and Agency Securities (Cost $203,019,659) ............
150,527,008
U.S. Government and Agency Securities 4.1%
United States 4.1%
U.S. Treasury Notes ,
1.375%, 1/31/25 ................ 15,300,000 16,052,449
2.625%, 12/31/25 ............... 4,900,000 5,491,828
1.625%, 2/15/26 ................ 2,650,000 2,834,465

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
2.125%, 5/31/26 ................ 1,210,000 $ 1,330,764
1.625%, 10/31/26 ............... 2,650,000 2,848,025
28,557,531
Total U.S. Government and Agency Securities (Cost $27,372,680) .................
28,557,531
Total Long Term Investments (Cost $552,153,583) ...............................
534,509,076
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.6%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 403,000 AUD 16,056
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 3,405,000 AUD 19,547
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 80.40 JPY, Expires 10/22/20 .. 1 4,034,000 AUD 329
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 2,458,000 AUD 13,554
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 3,782,000 AUD 26,214
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 81.10 JPY, Expires 10/30/20 .. 1 3,791,000 AUD 367
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 82.15 JPY, Expires 12/21/20 .. 1 4,531,000 AUD 3,753
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 84.33 JPY, Expires 11/12/20 .. 1 1,133,000 AUD 49
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.45 AUD, Expires 1/22/21 ... 1 2,158,255 26,007
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.46 AUD, Expires 3/22/21 ... 1 1,831,656 26,528
Foreign Exchange USD/AUD,
Counterparty MSCO, February Strike
Price 1.47 AUD, Expires 2/02/21 ... 1 2,908,157 28,094
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.48 AUD, Expires 1/21/21 ... 1 2,535,293 21,008
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.50 AUD, Expires 10/28/20 .. 1 1,347,759 644

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.53 AUD, Expires 2/08/21 ... 1 2,638,890 $ 14,096
Foreign Exchange USD/AUD,
Counterparty MSCO, November Strike
Price 1.54 AUD, Expires 11/19/20 ... 1 2,773,440 2,252
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.54 AUD, Expires 2/10/21 ... 1 3,133,900 14,487
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 844,000 43,961
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
23.23 MXN, Expires 3/24/21 ....... 1 2,183,000 77,529
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.36 MXN, Expires 2/12/21 .. 1 2,712,000 78,702
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.75 MXN, Expires 4/09/21 ....... 1 1,360,000 42,875
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.97 MXN, Expires 12/07/20 . 1 3,302,000 41,540
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 24.50 MXN, Expires 1/14/21 .. 1 1,052,000 15,420
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 4,142,000 123,418
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
25.48 MXN, Expires 4/09/21 ....... 1 1,298,000 22,611
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
26.09 MXN, Expires 6/18/21 ....... 1 2,761,000 54,374
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 4,511,000 28,602
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 4,509,000 28,589
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 421,000 2,669
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 26.72 MXN, Expires 11/09/20 . 1 4,391,000 4,372
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 28.75 MXN, Expires 3/30/21 .. 1 2,858,000 17,699
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 2,531,000 233,069

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 2,533,000 $ 217,435
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 3,963,000 71,002
1,316,852
Puts - Exchange-Traded
Equity Options
iShares MSCI EAFE ETF, November
Strike Price $52.00, Expires 11/20/20 13,132 83,585,180 361,130
iShares MSCI EAFE ETF, November
Strike Price $58.00, Expires 11/20/20 5,689 36,210,485 369,785
iShares MSCI Japan ETF, December
Strike Price $47.00, Expires 12/18/20 14,310 84,529,170 343,440
iShares MSCI Japan ETF, December
Strike Price $53.00, Expires 12/18/20 5,320 31,425,240 393,680
iShares MSCI United Kingdom ETF,
October Strike Price $21.00, Expires
10/16/20 ..................... 6,189 15,775,761 —
iShares MSCI United Kingdom ETF,
October Strike Price $24.00, Expires
10/16/20 ..................... 2,856 7,279,944 42,840
SPDR S&P 500 ETF Trust, November
Strike Price $270.00, Expires 11/20/20 1,920 64,298,880 255,360
SPDR S&P 500 ETF Trust, November
Strike Price $303.00, Expires 11/20/20 899 30,106,611 427,924
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 5,042,000 AUD 13,511
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 65.85 JPY, Expires 12/21/20 .. 1 2,267,000 AUD 2,913
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 66.78 JPY, Expires 11/12/20 .. 1 566,000 AUD 213
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 2,270,000 AUD 14,747
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 69.18 JPY, Expires 11/12/20 .. 1 340,000 AUD 309
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 4,034,000 AUD 44,934
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 2,017,000 AUD 22,467

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 6,553,000 AUD $ 79,744
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 5,042,000 AUD 77,241
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.30 AUD, Expires 5/12/21 ........ 1 2,085,201 17,031
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.33 AUD, Expires 10/28/20 .. 1 757,888 375
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.33 AUD, Expires 1/22/21 ... 1 757,759 5,108
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.34 AUD, Expires 2/08/21 ... 1 1,505,691 13,836
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 724,784 17,699
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 1,898,000 12,588
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 1,899,000 16,977
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.16 MXN, Expires 2/12/21 .. 1 4,408,000 28,161
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 20.80 MXN, Expires 10/23/20 . 1 2,699,000 4,456
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.95 MXN, Expires 1/14/21 .. 1 1,127,000 13,684
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.95 MXN, Expires 1/14/21 .. 1 752,000 9,131
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 22.45 MXN, Expires 11/09/20 . 1 2,196,000 68,207
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 844,000 45,964
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 22.95 MXN, Expires 10/23/20 . 1 2,699,000 115,599
2,819,054
Total Options Purchased (Cost $6,926,532) .....................................
4,135,906

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

Short Term Investments 23.3%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 5.2%
Argentina 0.1%
g,h
Argentina Letras de la Nacion Argentina
con Ajuste por CER, Index Linked,
12/04/20 ..................... 100,056,385 ARS $ 691,201
Brazil 0.5%
k
Brazil Letras do Tesouro Nacional ,
10/01/20 ..................... 6,940,000 BRL 1,235,502
4/01/21 ...................... 5,020,000 BRL 884,045
7/01/21 ...................... 9,890,000 BRL 1,729,254
3,848,801
Japan 4.1%
k
Japan Treasury Bills ,
10/05/20 ..................... 690,800,000 JPY 6,548,265
10/12/20 ..................... 176,000,000 JPY 1,668,383
11/09/20 ..................... 149,900,000 JPY 1,421,118
11/10/20 ..................... 882,500,000 JPY 8,366,528
12/14/20 ..................... 197,650,000 JPY 1,874,138
1/12/21 ...................... 206,600,000 JPY 1,959,297
2/10/21 ...................... 607,950,000 JPY 5,766,215
3/10/21 ...................... 54,100,000 JPY 513,183
3/25/21 ...................... 76,300,000 JPY 723,812
28,840,939
Mexico 0.5%
k
Mexico Cetes ,
BI, 10/22/20 ................... 12,254,600 MXN 552,556
BI, 11/05/20 ................... 10,325,700 MXN 464,812
BI, 12/03/20 ................... 252,400 MXN 11,324
BI, 12/17/20 ................... 7,297,700 MXN 326,904
BI, 1/28/21 .................... 252,400 MXN 11,250
BI, 2/25/21 .................... 15,538,300 MXN 690,362
BI, 3/25/21 .................... 27,341,300 MXN 1,210,725
3,267,933
Total Foreign Government and Agency Securities (Cost $38,089,748) ..............
36,648,874
Industry Shares
Money Market Funds 18.1%
United States 18.1%
l,m
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 127,852,478 127,852,478
Total Money Market Funds (Cost $127,852,478) .................................
127,852,478
a a a a a
Total Short Term Investments (Cost $165,942,226 ) ...............................
164,501,352
a a a
a
Total Investments (Cost $725,022,341) 99.6% ...................................
$703,146,334
Options Written (0.3)% .......................................................
(1,991,829)
Other Assets, less Liabilities 0.7% .............................................
5,382,515
Net Assets 100.0% ...........................................................
$706,537,020
a a a
a

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.75 JPY, Expires 4/29/21 ....... 1 4,915,000 AUD $ (235,418)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.70 JPY, Expires 12/21/20 .. 1 4,531,000 AUD (68,361)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 3,405,000 AUD (55,187)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 4,034,000 AUD (48,524)
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 77.45 JPY, Expires 10/30/20 .. 1 3,791,000 AUD (8,466)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 3,782,000 AUD (57,186)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 724,784 (17,460)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.44 AUD, Expires 10/21/20 .. 1 1,298,926 (2,219)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.46 AUD, Expires 10/26/20 .. 1 1,049,856 (1,180)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/22/21 ... 1 997,672 (5,217)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/27/21 ... 1 877,639 (4,652)
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.54 AUD, Expires 3/22/21 ... 1 703,624 (4,445)
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.57 AUD, Expires 1/21/21 ... 1 1,192,726 (3,404)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.46 MXN, Expires 12/07/20 . 1 1,101,000 (18,615)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price 23.68 MXN, Expires 11/25/20 . 1 1,657,000 (20,008)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.43 MXN, Expires 12/07/20 . 1 1,101,000 (6,223)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 25.45 MXN, Expires 1/14/21 .. 1 751,000 (7,308)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
25.87 MXN, Expires 3/24/21 ....... 1 2,072,000 (28,077)

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
26.08 MXN, Expires 3/24/21 ....... 1 873,000 $ (11,031)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 1,898,000 (43,653)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
27.24 MXN, Expires 4/09/21 ....... 1 2,600,000 (26,793)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 1,899,000 (34,460)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 27.60 MXN, Expires 1/14/21 .. 1 526,000 (2,252)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 1,321,000 (32,245)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.24 MXN, Expires 6/18/21 ....... 1 2,761,000 (31,579)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.40 MXN, Expires 6/30/21 ....... 1 2,761,000 (32,723)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 29.21 MXN, Expires 1/14/21 .. 1 1,504,000 (3,786)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 844,000 (5,785)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 31.74 MXN, Expires 11/09/20 . 1 2,196,000 (211)
(816,468)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 7,563,000 AUD (44,891)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 3,277,000 AUD (18,124)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 403,000 AUD (6,702)
Foreign Exchange USD/AUD,
Counterparty HSBK, May Strike Price
1.29 AUD, Expires 5/05/21 ........ 1 1,951,450 (12,039)
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.35 AUD, Expires 5/12/21 ........ 1 4,020,313 (72,949)

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.38 AUD, Expires 10/21/20 .. 1 1,357,176 $ (6,037)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.39 AUD, Expires 10/28/20 .. 1 727,028 (5,684)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.40 AUD, Expires 10/26/20 .. 1 1,099,008 (12,157)
Foreign Exchange USD/AUD,
Counterparty HSBK, November Strike
Price 1.40 AUD, Expires 11/05/20 ... 1 1,077,796 (16,279)
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.44 AUD, Expires 2/08/21 ... 1 1,396,167 (68,543)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 844,000 (4,970)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
20.24 MXN, Expires 6/30/21 ....... 1 1,381,000 (14,509)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 1,898,000 (36,842)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price 21.37 MXN, Expires 11/25/20 . 1 1,657,000 (21,177)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 1,899,000 (49,603)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.63 MXN, Expires 2/12/21 .. 1 4,408,000 (106,166)
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 22.02 MXN, Expires 10/23/20 . 1 5,398,000 (83,814)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.37 MXN, Expires 1/14/21 .. 1 1,127,000 (43,674)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 752,000 (44,900)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 2,506,000 (149,625)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 23.88 MXN, Expires 11/09/20 . 1 4,391,000 (356,676)
(1,175,361)
Total Options Written (Premiums received $1,755,429) ...........................
$ (1,991,829)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $9,534,359, representing 1.3% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 6 regarding restricted securities.
e
The security is owned by FT Holdings Corp. IV, a wholly-owned subsidiary of the Fund. See Note 8.
f
Income may be received in additional securities and/or cash.
g
Redemption price at maturity is adjusted for inflation.
h
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 9 regarding fair value measurements.
i
The coupon rate shown represents the rate at period end.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
The security was issued on a discount basis with no stated coupon rate.
l
See Note 7 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Buy 7,552,151 1,336,664 10/02/20 $ 7,817 $ —
Brazilian Real ...... CITI Sell 7,552,151 1,457,241 10/02/20 112,760 —
Brazilian Real ...... JPHQ Buy 7,341,200 1,298,753 10/02/20 8,173 —
Brazilian Real ...... JPHQ Sell 7,341,200 1,407,574 10/02/20 100,647 —
Mexican Peso ...... GSCO Buy 52,403,000 2,373,324 10/02/20 — (5,041)
Mexican Peso ...... GSCO Sell 52,403,000 2,480,615 10/02/20 112,332 —
South Korean Won .. HSBK Buy 9,458,966,732 8,088,043 10/07/20 25,470 —
South Korean Won .. HSBK Sell 9,458,966,732 7,743,097 10/07/20 — (370,417)
Mexican Peso ...... CITI Sell 23,784,000 1,044,526 10/08/20 40,558 (70,129)
Mexican Peso ...... CITI Sell 9,047,000 438,398 10/09/20 29,881 —
Euro ............. HSBK Buy 3,767,000 4,460,918 10/13/20 — (44,067)
Euro ............. HSBK Sell 3,767,000 4,233,129 10/13/20 — (183,723)
Euro ............. JPHQ Sell 2,030,728 21,150,000 SEK 10/13/20 — (19,808)
Euro ............. UBSW Sell 1,057,234 1,137,589 CHF 10/13/20 — (4,416)
Mexican Peso ...... CITI Sell 30,162,000 1,458,638 10/13/20 97,341 —
South Korean Won .. DBAB Sell 33,248,000,000 27,430,080 10/13/20 — (1,087,561)
Euro ............. GSCO Sell 831,099 893,165 CHF 10/14/20 — (4,660)
Brazilian Real ...... CITI Sell 7,552,151 1,336,215 10/15/20 — (7,805)
Euro ............. DBAB Buy 975,303 1,135,409 10/15/20 8,201 —
Euro ............. DBAB Sell 2,574,637 17,728,277 10/15/20 — (62,345)
Mexican Peso ...... CITI Sell 44,398,000 2,154,845 10/15/20 151,528 —
Euro ............. DBAB Sell 2,393,961 24,942,200 SEK 10/16/20 — (22,483)
Euro ............. JPHQ Sell 1,260,579 13,536,100 NOK 10/16/20 — (27,451)
Mexican Peso ...... CITI Sell 40,653,000 1,991,262 10/16/20 157,150 —
Euro ............. DBAB Sell 945,093 10,071,000 NOK 10/19/20 — (28,953)
Australian Dollar .... MSCO Sell 731,000 533,034 10/23/20 9,652 —
Euro ............. UBSW Sell 392,930 450,498 10/23/20 — (10,328)
Indian Rupee ...... HSBK Sell 85,800,000 1,138,686 10/26/20 — (24,327)
Mexican Peso ...... CITI Sell 28,955,000 1,315,449 10/27/20 10,868 —
South Korean Won .. HSBK Sell 5,885,027,073 4,896,640 10/28/20 — (150,600)
Australian Dollar .... HSBK Sell 2,004,000 1,427,532 10/29/20 — (7,313)
South Korean Won .. HSBK Sell 4,594,897,268 3,848,645 10/29/20 — (92,100)
Brazilian Real ...... CITI Sell 19,549,300 3,564,593 11/04/20 87,239 —
Brazilian Real ...... HSBK Sell 9,528,984 1,832,250 11/04/20 137,271 —
Brazilian Real ...... JPHQ Sell 35,970,773 6,479,848 11/04/20 89,587 (8,082)
Euro ............. UBSW Sell 2,526,257 2,730,262 CHF 11/09/20 29,837 (26,739)

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Consolidated Statement of Investments See Notes to Consolidated Statement of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. GSCO Sell 2,735,239 2,977,207 CHF 11/12/20 $ 28,697 $ (2,357)
Euro ............. DBAB Sell 1,615,170 16,628,098 SEK 11/13/20 — (38,286)
Euro ............. DBAB Buy 4,502,000 5,244,605 11/16/20 38,098 —
Euro ............. DBAB Sell 4,502,000 5,319,113 11/16/20 36,410 —
Norwegian Krone ... DBAB Buy 13,252,000 1,449,573 11/16/20 — (29,261)
Norwegian Krone ... DBAB Sell 13,252,000 1,485,650 11/16/20 65,338 —
Euro ............. DBAB Sell 1,617,159 16,628,116 SEK 11/17/20 — (40,696)
Euro ............. DBAB Sell 2,617,859 27,581,500 NOK 11/19/20 — (115,896)
Euro ............. BOFA Buy 3,610,760 4,206,120 11/20/20 31,140 —
Euro ............. BOFA Sell 3,610,760 3,930,204 11/20/20 — (307,056)
Euro ............. JPHQ Buy 1,372,953 1,599,593 11/23/20 11,679 —
Euro ............. JPHQ Sell 1,372,953 1,507,852 11/23/20 — (103,420)
Australian Dollar .... CITI Sell 5,221,330 395,131,980 JPY 11/24/20 9,049 —
Australian Dollar .... JPHQ Sell 4,881,968 357,762,355 JPY 11/24/20 — (102,396)
Euro ............. HSBK Sell 5,607,141 682,978,141 JPY 11/24/20 46,726 (149,409)
Japanese Yen ...... CITI Sell 388,122,344 5,221,330 AUD 11/24/20 57,436 —
Japanese Yen ...... JPHQ Sell 310,684,531 4,178,670 AUD 11/24/20 45,328 —
Euro ............. DBAB Sell 4,971,754 35,012,203 NOK 11/27/20 21,725 (117,684)
Brazilian Real ...... CITI Sell 22,620,861 4,115,578 12/02/20 93,829 —
Brazilian Real ...... HSBK Sell 11,840,206 2,152,100 12/02/20 47,037 —
Japanese Yen ...... HSBK Buy 308,598,830 2,839,779 12/08/20 87,978 —
Mexican Peso ...... JPHQ Sell 35,160,000 1,596,034 12/08/20 19,426 —
Euro ............. DBAB Sell 3,216,242 33,256,202 SEK 12/14/20 — (61,208)
Euro ............. DBAB Sell 1,598,535 16,628,117 SEK 12/15/20 — (19,364)
Euro ............. JPHQ Sell 1,264,318 13,536,100 NOK 12/16/20 — (33,784)
Japanese Yen ...... MSCO Buy 7,481,000,000 70,712,895 12/18/20 280,030 —
Japanese Yen ...... MSCO Sell 907,825,300 8,576,923 12/18/20 282 (38,406)
Mexican Peso ...... CITI Sell 24,789,254 1,091,033 12/18/20 — (19,256)
Euro ............. JPHQ Sell 1,287,835 13,824,100 NOK 12/21/20 — (30,718)
Mexican Peso ...... CITI Sell 11,414,746 498,482 12/21/20 — (12,597)
Japanese Yen ...... BNDP Buy 317,077,140 2,975,085 12/24/20 34,379 —
Mexican Peso ...... JPHQ Sell 55,525,000 2,514,936 12/28/20 30,899 —
Mexican Peso ...... MSCO Sell 29,306,000 1,283,016 12/31/20 — (27,599)
South Korean Won .. HSBK Sell 9,458,966,732 8,087,352 1/08/21 — (27,013)
Australian Dollar .... DBAB Sell 6,950,000 4,849,536 1/11/21 — (127,760)
Euro ............. JPHQ Sell 4,367,348 4,630,000 CHF 1/13/21 — (89,674)
Euro ............. GSCO Sell 831,752 893,160 CHF 1/14/21 — (4,668)
Mexican Peso ...... MSCO Sell 37,583,000 1,695,553 1/19/21 18,566 —
South Korean Won .. HSBK Sell 5,354,972,927 4,442,855 1/19/21 — (151,026)
Mexican Peso ...... CITI Sell 37,609,000 1,770,543 1/21/21 92,795 —
Mexican Peso ...... JPHQ Sell 7,255,000 327,658 1/22/21 4,049 —
Australian Dollar .... HSBK Sell 2,509,000 1,787,793 1/27/21 — (9,111)
Euro ............. UBSW Sell 2,116,864 2,275,258 CHF 2/10/21 — (9,048)
Australian Dollar .... HSBK Sell 885,000 642,687 2/12/21 8,842 —
Euro ............. GSCO Sell 1,105,932 1,190,889 CHF 2/12/21 — (2,301)
Mexican Peso ...... CITI Sell 28,599,400 1,288,755 2/16/21 16,873 —
Australian Dollar .... JPHQ Sell 34,173,782 2,603,437,288 JPY 2/22/21 255,249 —
Euro ............. HSBK Sell 2,803,435 351,939,058 JPY 2/24/21 45,529 —
Euro ............. HSBK Sell 2,803,525 349,633,262 JPY 2/25/21 23,491 —
Australian Dollar .... CITI Sell 5,235,270 396,717,242 JPY 2/26/21 19,147 —
Japanese Yen ...... CITI Buy 76,440,300 723,216 2/26/21 2,967 —
Mexican Peso ...... CITI Sell 42,325,000 1,894,058 3/02/21 14,911 —
Euro ............. JPHQ Sell 11,745,813 13,986,679 3/04/21 167,167 —
Euro ............. UBSW Sell 943,744 1,122,215 3/08/21 11,759 —
South Korean Won .. GSCO Sell 5,211,000,000 4,392,835 3/09/21 — (78,078)
Australian Dollar .... CITI Sell 17,534,250 1,341,277,193 JPY 3/10/21 185,177 —
Euro ............. UBSW Sell 1,054,583 1,137,589 CHF 3/10/21 240 —

Templeton Global Investment Trust
Consolidated Statement of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Consolidated Statement of Investments. Quarterly Consolidated Statement of Investments

See Abbreviations on page 22.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... CITI Sell 40,252,000 1,787,405 3/11/21 $ 2,217 $ —
Euro ............. DBAB Sell 2,398,722 24,942,150 SEK 3/15/21 — (32,951)
Euro ............. GSCO Sell 1,105,842 1,190,881 CHF 3/15/21 — (1,879)
Mexican Peso ...... MSCO Sell 39,418,400 1,828,312 3/17/21 81,349 —
Euro ............. DBAB Sell 3,295,477 35,502,500 NOK 3/22/21 — (72,415)
Mexican Peso ...... MSCO Sell 11,648,000 525,087 3/24/21 9,298 —
Euro ............. HSBK Sell 2,803,598 344,853,806 JPY 3/25/21 — (22,815)
Euro ............. DBAB Sell 603,145 6,689,000 NOK 3/31/21 7,119 —
Euro ............. JPHQ Sell 10,822,516 120,073,113 NOK 3/31/21 133,026 —
Mexican Peso ...... GSCO Sell 52,403,000 2,323,034 4/05/21 5,833 —
Mexican Peso ...... CITI Sell 24,486,500 1,093,582 4/13/21 11,808 —
Mexican Peso ...... CITI Sell 76,540,900 3,419,294 4/30/21 44,429 —
Total Forward Exchange Contracts ................................................... $3,363,639 $(4,136,480)
Net unrealized appreciation (depreciation) ............................................ $(772,841)
*
In U.S. dollars unless otherwise stated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds, Templeton Global Balanced Fund is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payable by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
At September 30, 2020, the Fund received $453,000 in U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. The Fund did not hold any interest rate swap contracts at period end.
The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from
VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At September 30, 2020, the Fund had 1.6% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
3. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
6. Restricted Securities
At September 30, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2020, the Fund held investments in affiliated management investment companies as follows:
8. Investments in FT Holdings Corporation IV (FT Subsidiary)
The Fund invests in certain financial instruments through its investment in the FT Subsidiary. FT Subsidiary is a Delaware
Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At September 30, 2020, FT Subsidiary’s investment Turtle Bay Resort as well as any other assets and liabilities of the FT Subsidiary were $5,321,026, representing 0.8% of the Fund’s consolidated net assets. The
Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 – 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $9,233 as of September 30, 2020.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $131,795,067 $307,614,943 $(311,557,532) $ — $ — $ 127,852,478 127,852,478 $ 260,416
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $5,032,000 $(5,032,000) $ — $ — $ — — $ 74
Total Affiliated Securities .... $131,795,067 $312,646,943 $(316,589,532) $— $— $127,852,478 $260,490

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 979,704 $ — $ 979,704
China ............................... — 18,002,747 — 18,002,747
Denmark ............................ — 7,289,475 — 7,289,475
France .............................. — 3,322,885 — 3,322,885
Germany ............................ — 27,600,264 — 27,600,264
Hong Kong ........................... — 11,055,091 — 11,055,091
India ................................ — 6,756,628 — 6,756,628
Ireland .............................. 7,096,768 — — 7,096,768
Japan ............................... — 54,321,443 — 54,321,443
Luxembourg .......................... — 5,941,342 — 5,941,342
Netherlands .......................... 8,050,245 4,569,981 — 12,620,226
South Africa .......................... — — —
a
—
South Korea .......................... — 9,907,142 — 9,907,142
Spain ............................... — 10,572,365 — 10,572,365
Taiwan .............................. — 11,251,913 — 11,251,913
United Kingdom ....................... — 30,990,669 — 30,990,669
United States ......................... 137,671,708 — 34,934 137,706,642
Corporate Bonds ........................ — — 9,233
a
9,233
Foreign Government and Agency Securities :
Argentina ............................ — — 10,497,215 10,497,215
Brazil ............................... — 15,258,542 — 15,258,542
Colombia ............................ — 7,146,666 — 7,146,666
El Salvador ........................... — 86,650 — 86,650
Ghana .............................. — 13,080,380 — 13,080,380
India ................................ — 1,193,127 — 1,193,127
Indonesia ............................ — 14,062,229 — 14,062,229
Mexico .............................. — 30,854,563 — 30,854,563
South Korea .......................... — 55,436,197 — 55,436,197
Supranational ......................... — 2,911,439 — 2,911,439
U.S. Government and Agency Securities ....... — 28,557,531 — 28,557,531
Options purchased ....................... 2,194,159 1,941,747 — 4,135,906
Short Term Investments ................... 127,852,478 35,957,673 691,201 164,501,352
Total Investments in Securities ........... $282,865,358 $409,048,393 $11,232,583 $703,146,334
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,363,639 $ — $ 3,363,639
Restricted Currency (ARS) ................. — — 82,333 82,333
Total Other Financial Instruments ......... $— $3,363,639 $82,333 $3,445,972
Receivables:
Interest (ARS) ........................... $— $— $413,150 $413,150
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
a
Includes securities determined to have no value at September 30, 2020.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2020, the reconciliation of assets is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2020, are as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund (continued)
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 1,991,829 $ — $ 1,991,829
Forward exchange contracts ................ — 4,136,480 — 4,136,480
Total Other Financial Instruments ......... $— $6,128,309 $— $6,128,309
Payables:
Deferred Tax (ARS) ....................... $— $— $672 $672
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ 26,811 $ — $ — $ — $ — $ — $ — $ (26,811) $ —
c
$ (26,811)
United States . 34,934 — — — — — — — 34,934 —
Corporate Bonds :
South Africa .. 8,254 5,506 — 3,581 — 310,110 — (318,218) 9,233
c
(318,218)
Foreign
Government
and Agency
Securities .... 9,148,100 6,402,828 (2,739,406) — — 1,003,114 (4,677,895) 1,360,474 10,497,215 (1,037,828)
Short Term
Investments .. 702,477 1,089,501 (458,335) — — (32,663) (112,300) (497,479) 691,201 (420,253)
Total Investments in
Securities ......... $9,920,576 $7,497,835 $(3,197,741) $3,581 $— 1,280,561 (4,790,195) 517,966 $11,232,583 (1,803,110)
Other Financial Instruments:
Restricted
Currency (ARS)
$2,466,942 $2,273,367 $(4,276,127) $— $— $— $(482,940) $98,266 $79,468 $(5,690)
Receivables:
Interest (ARS) .
$419,240 $1,302,406 $(1,272,413) $— $— $— $(188,702) $152,619 $413,150 $(12,929)
Liabilities:
Payables:
Deferred Tax (ARS)
$1,002 $— $— $— $— $— $— $(484) $518 $(484)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
..........
$10,497,215 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
b
All Other
............
1,227,986
c, d
Liabilities:
All Other
............
518
d
Total
...............
$11,724,683
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes securities determined to have no value at September 30, 2020.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank, Inc.
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JP Morgan Chase Bank, N.A.
MSCO
Morgan Stanley
UBSW
UBS AG
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
CHF
Swiss Franc
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Consolidated Statement of Investments (unaudited)

Quarterly Consolidated Statement of Investments
Selected Portfolio
ADR
American Depositary Receipts
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
PIK
Payment-In-Kind
Abbreviations
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.